Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	19,239.75
Total Fee Amount	20,352.07
Total Offset Amount	0.00
Net Fee	$ 1,112.32